General (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
General [Abstract]
Accumulated deficit				$ (38,567)	$ (26,200)
Fund raised for current development plans	$ 23,600	$ 23,600	$ 23,600
Description of warrants to purchase ADS			Each ADS represents 20 ordinary shares with no par value. Each warrant enables the purchase of 1 ADS.